Restatement of Previously Issued Financial Statements (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET SALES	$ 2,278,246	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of sales	(206,374)	(144,683)	(846,968)	(281,962)
General and administrative expenses	(897,517)	(917,773)	(1,042,007)	(574,634)
Research and development expenses	(493,839)	(526,760)	(680,313)	(211,037)
Selling and marketing expenses	(413,959)	(1,679,720)	(888,424)	(582,382)
Total	(2,011,689)	(3,268,936)
Operating loss	266,557	(1,606,336)	(1,129,186)	(14,595)
Other income (expenses)
Loss on disposal of a subsidiary		(90,493)
Other income	(8,338)	7,249	3,198	11,133
Government grant	69,900	58,212	46,740
Interest income	24,473	605	163	90
Interest expense	(81,317)	(46,723)	35,361	24,650
Total other income (expenses), net	4,718	(71,150)	14,740	(13,427)
Loss before income tax	271,275	(1,677,486)	(1,114,446)	(28,022)
Income tax credit	594	8,840	(11,119)	0
Net loss from continuing operations	271,869	(1,668,646)
Discontinued operation
Net loss from discontinued operation		(535,480)
Net loss	$ 271,869	(2,204,126)	$ (1,125,565)	$ (28,022)
Other comprehensive loss
Foreign currency translation adjustment		(76,380)
Comprehensive loss		(2,280,506)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET SALES		1,662,600
Cost of sales		(144,683)
General and administrative expenses		(753,693)
Research and development expenses		(357,823)
Selling and marketing expenses		(1,659,897)
Total		(2,916,096)
Operating loss		(1,253,496)
Other income (expenses)
Loss on disposal of a subsidiary		(525,063)
Other income		7,248
Government grant		58,212
Interest income		605
Interest expense		(46,723)
Total other income (expenses), net		(505,721)
Loss before income tax		(1,759,217)
Income tax credit		8,840
Net loss from continuing operations		(1,750,377)
Discontinued operation
Net loss from discontinued operation		(535,480)
Net loss		(2,285,857)
Other comprehensive loss
Foreign currency translation adjustment		(79,562)
Comprehensive loss		(2,365,419)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
NET SALES
Cost of sales
General and administrative expenses		(164,080)
Research and development expenses		(168,937)
Selling and marketing expenses		(19,823)
Total		(352,840)
Operating loss		(352,840)
Other income (expenses)
Loss on disposal of a subsidiary		434,570
Other income		1
Government grant
Interest income
Interest expense
Total other income (expenses), net		434,571
Loss before income tax		81,731
Income tax credit
Net loss from continuing operations		81,731
Discontinued operation
Net loss from discontinued operation
Net loss		81,731
Other comprehensive loss
Foreign currency translation adjustment		3,182
Comprehensive loss		$ 84,913